Simplify Intermediate Term Treasury Futures Strategy ETF
Schedule of Investments
September 30, 2023 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 96.5%
U.S. Treasury Bill, 5.37%, 10/3/2023(a) ............................................ $ 4,899,000 $ 4,898,287
U.S. Treasury Bill, 5.46%, 12/19/2023(a) ........................................... 22,041,000 21,788,015
U.S. Treasury Bill, 5.45%, 1/11/2024(a) ............................................ 20,000,000 19,702,962
Total U.S. Treasury Bills (Cost $46,380,951) ...................................................... 46,389,264
Shares
Money Market Funds – 0.7%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.20%(b)
(Cost $316,913) ............................................................. 316,913 316,913
Total Investments – 97.2%
(Cost $46,697,864) .......................................................................... $ 46,706,177
Other Assets in Excess of Liabilities – 2.8% ......................................................... 1,369,561
Net Assets – 100.0% .......................................................................... $ 48,075,738
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Rate shown reflects the 7-day yield as of September 30, 2023.
At September 30, 2023, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
U.S. Treasury 10 Year Note ........................ 1,661 $ 179,491,813 12/19/23 $ (3,175,031)
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 96.5%
Money Market Funds ............................................................................. 0.7%
Total Investments ................................................................................ 97.2%
Other Assets in Excess of Liabilities .................................................................. 2.8%
Net Assets ..................................................................................... 100.0%